Loss Per Share (Detail Textuals) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-vested restricted shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average numbers of shares excluded from the calculation of diluted net loss per share	340,518	8,323,591	12,198,170
Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average numbers of shares excluded from the calculation of diluted net loss per share	72,735,288	27,495,737	26,311,777
Preferred Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average numbers of shares excluded from the calculation of diluted net loss per share	678,614,152	593,611,970	369,222,548